Regulated Operations Plant and Leases - Schedule of Regulated Operations Plant (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	$ 9,453,907	$ 10,789,690
Less: accumulated depreciation and amortization	(2,674,157)	(3,397,736)
Construction work in progress	244,750	202,068
Net regulated operations plant	7,024,500	7,594,022
Southwest Gas Corporation
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	9,453,907	8,901,575
Less: accumulated depreciation and amortization	(2,674,157)	(2,538,508)
Construction work in progress	244,750	183,485
Net regulated operations plant	7,024,500	6,546,552
Storage
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	104,218	437,793
Storage | Southwest Gas Corporation
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant		103,874
Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	399,357	1,917,529
Transmission | Southwest Gas Corporation
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant		397,590
Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	8,039,793	7,506,489
Distribution | Southwest Gas Corporation
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant		7,506,489
General
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	505,109	530,346
General | Southwest Gas Corporation
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant		496,643
Software and software-related intangibles
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	389,496	380,372
Software and software-related intangibles | Southwest Gas Corporation
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant		380,372
Other
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	$ 15,934	17,161
Other | Southwest Gas Corporation
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant		$ 16,607